Portfolio of Investments
Columbia Variable Portfolio – Emerging Markets Bond Fund, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes(a) 9.4%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Colombia 0.9%
Banco de Bogota SA(b)
Subordinated
05/12/2026	6.250%		535,000	584,184
Millicom International Cellular SA(b)
01/15/2028	5.125%		1,440,000	1,497,582
03/25/2029	6.250%		1,080,000	1,182,658
03/25/2029	6.250%		810,000	886,994
Total				4,151,418
Egypt 0.2%
Egypt Government International Bond(b)
02/16/2061	7.500%		1,249,000	1,096,582
Guatemala 0.4%
Energuate Trust(b)
05/03/2027	5.875%		1,200,000	1,243,358
05/03/2027	5.875%		650,000	673,485
Total				1,916,843
Hong Kong 0.8%
Lenovo Group Ltd.(b)
04/24/2025	5.875%		3,500,000	3,947,397
India 0.5%
Adani Ports & Special Economic Zone Ltd.(b)
08/04/2027	4.200%		2,400,000	2,519,146
Ireland 0.4%
Phosagro OAO Via Phosagro Bond Funding DAC(b)
09/16/2028	2.600%		2,128,000	2,124,896
Isle of Man 0.2%
AngloGold Ashanti Holdings PLC
10/01/2030	3.750%		735,000	753,236
Jersey 1.3%
Galaxy Pipeline Assets Bidco Ltd.(b)
03/31/2036	2.625%		2,220,000	2,189,243
09/30/2040	2.940%		4,200,000	4,198,610
Total				6,387,853
Mexico 0.1%
America Movil SAB de CV
12/05/2022	6.450%	MXN	10,860,000	525,405
Netherlands 0.1%
Mong Duong Finance Holdings BV(b)
05/07/2029	5.125%		430,000	430,356
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pakistan 0.4%
Pakistan Government International Bond(b)
04/08/2031	7.375%	1,800,000	1,796,226
Philippines 0.7%
SMC Global Power Holdings Corp.(b),(c)
12/31/2049	5.700%	900,000	898,609
12/31/2049	5.950%	2,500,000	2,518,812
Total			3,417,421
Singapore 0.3%
Geo Coal International Pte Ltd.(b)
10/04/2022	8.000%	1,624,000	1,658,136
Ukraine 0.5%
MHP Lux SA(b)
04/03/2026	6.950%	2,200,000	2,338,499
Virgin Islands 2.6%
Gold Fields Orogen Holdings BVI Ltd.(b)
05/15/2024	5.125%	2,300,000	2,474,719
05/15/2029	6.125%	1,350,000	1,580,910
JGSH Philippines Ltd.(b)
07/09/2030	4.125%	8,300,000	8,877,653
Total			12,933,282
Total Corporate Bonds & Notes (Cost $45,000,682)			45,996,696

Foreign Government Obligations(a),(d) 80.6%

Angola 1.1%
Angolan Government International Bond(b)
11/26/2029	8.000%	1,846,000	1,894,158
11/26/2029	8.000%	1,600,000	1,641,741
05/08/2048	9.375%	1,900,000	1,961,720
Total			5,497,619
Argentina 1.6%
Argentine Republic Government International Bond(c)
07/09/2035	1.125%	23,600,000	7,705,402
07/09/2046	1.125%	720,000	239,107
Total			7,944,509
Belarus 0.3%
Republic of Belarus International Bond(b)
02/28/2023	6.875%	700,000	710,565
02/28/2030	6.200%	750,000	660,878
Total			1,371,443
Columbia Variable Portfolio – Emerging Markets Bond Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, September 30, 2021 (Unaudited)
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brazil 2.9%
Brazil Minas SPE via State of Minas Gerais(b)
02/15/2028	5.333%	210,000	225,378
Brazilian Government International Bond
06/12/2030	3.875%	12,000,000	11,640,537
01/07/2041	5.625%	446,000	452,008
01/27/2045	5.000%	1,900,000	1,775,177
Total			14,093,100
Canada 0.4%
MEGlobal Canada ULC(b)
05/18/2025	5.000%	1,600,000	1,768,657
Chile 0.4%
Chile Government International Bond
01/25/2050	3.500%	1,750,000	1,753,407
China 1.6%
State Grid Overseas Investment 2016 Ltd.(b)
05/04/2027	3.500%	1,300,000	1,426,990
Syngenta Finance NV(b)
04/24/2028	5.182%	5,800,000	6,523,208
Total			7,950,198
Colombia 3.6%
Colombia Government International Bond
01/30/2030	3.000%	9,800,000	9,260,754
04/15/2031	3.125%	6,640,000	6,219,605
04/22/2032	3.250%	2,098,000	1,958,980
Total			17,439,339
Costa Rica 0.4%
Costa Rica Government International Bond(b)
04/04/2044	7.000%	2,000,000	1,974,932
Croatia 0.5%
Croatia Government International Bond(b)
01/26/2024	6.000%	861,000	960,557
Hrvatska Elektroprivreda(b)
10/23/2022	5.875%	710,000	749,027
10/23/2022	5.875%	600,000	632,980
Total			2,342,564
Dominican Republic 3.8%
Dominican Republic International Bond(b)
01/25/2027	5.950%	4,035,000	4,532,939
01/30/2030	4.500%	4,845,000	4,931,686
09/23/2032	4.875%	1,650,000	1,687,146
04/30/2044	7.450%	2,286,000	2,732,939
01/27/2045	6.850%	271,000	302,466
06/05/2049	6.400%	2,500,000	2,647,606
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
01/30/2060	5.875%		1,650,000	1,618,413
Total				18,453,195
Ecuador 1.3%
Ecuador Government International Bond(b),(c)
07/31/2030	5.000%		2,700,000	2,272,050
07/31/2035	1.000%		4,200,000	2,769,677
07/31/2040	0.500%		2,342,250	1,379,400
Total				6,421,127
Egypt 3.7%
Egypt Government International Bond(b)
04/16/2030	5.625%	EUR	1,580,000	1,747,446
04/11/2031	6.375%	EUR	2,500,000	2,838,815
01/15/2032	7.053%		1,100,000	1,065,087
05/29/2032	7.625%		2,585,000	2,574,792
09/30/2033	7.300%		5,000,000	4,870,588
01/31/2047	8.500%		850,000	821,184
02/21/2048	7.903%		3,100,000	2,826,989
03/01/2049	8.700%		1,550,000	1,503,398
Total				18,248,299
El Salvador 0.1%
El Salvador Government International Bond(b)
01/18/2027	6.375%		1,000,000	746,100
Ghana 2.2%
Ghana Government International Bond(b)
02/11/2027	6.375%		905,000	853,705
03/26/2032	8.125%		2,400,000	2,276,261
02/11/2035	7.875%		2,600,000	2,327,791
05/07/2042	8.875%		1,800,000	1,673,920
03/26/2051	8.950%		4,300,000	3,910,956
Total				11,042,633
Guatemala 0.8%
Guatemala Government Bond(b),(e)
10/07/2033	3.700%		1,109,000	1,082,706
Guatemala Government Bond(b)
06/01/2050	6.125%		2,350,000	2,707,234
Total				3,789,940
India 0.8%
Export-Import Bank of India(b)
01/15/2030	3.250%		3,950,000	4,013,209
Indonesia 7.1%
Indonesia Government International Bond
09/18/2029	3.400%		1,900,000	2,046,688
10/30/2049	3.700%		3,800,000	3,856,429
Indonesia Government International Bond(b)
01/15/2045	5.125%		3,000,000	3,631,924

2	Columbia Variable Portfolio – Emerging Markets Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, September 30, 2021 (Unaudited)
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Perusahaan Penerbit SBSN Indonesia III(b)
06/23/2025	2.300%		1,455,000	1,511,542
PT Indonesia Asahan Aluminium Persero(b)
05/15/2030	5.450%		6,000,000	6,908,765
11/15/2048	6.757%		6,250,000	8,043,136
PT Pelabuhan Indonesia II(b)
05/05/2045	5.375%		1,800,000	2,131,551
PT Perusahaan Listrik Negara(b)
07/17/2049	4.875%		2,100,000	2,245,060
PT Saka Energi Indonesia(b)
05/05/2024	4.450%		4,750,000	4,563,086
Total				34,938,181
Ivory Coast 1.8%
Ivory Coast Government International Bond(b)
07/23/2024	5.375%		300,000	319,575
10/17/2031	5.875%	EUR	4,300,000	5,201,986
06/15/2033	6.125%		3,000,000	3,166,918
Total				8,688,479
Kazakhstan 2.5%
Kazakhstan Government International Bond(b)
07/21/2045	6.500%		300,000	434,024
KazMunayGas National Co. JSC(b)
04/19/2027	4.750%		5,550,000	6,225,535
04/24/2030	5.375%		2,300,000	2,725,696
04/19/2047	5.750%		2,600,000	3,138,979
Total				12,524,234
Malaysia 0.5%
Petronas Capital Ltd.(b)
04/21/2030	3.500%		2,055,000	2,230,765
Mexico 11.3%
Comision Federal de Electricidad(b)
07/26/2033	3.875%		4,325,000	4,267,954
Mexican Bonos
06/09/2022	6.500%	MXN	55,615,900	2,712,425
05/31/2029	8.500%	MXN	15,000,000	778,622
Mexico Government International Bond
04/16/2030	3.250%		6,950,000	7,134,971
01/15/2047	4.350%		2,300,000	2,312,723
02/10/2048	4.600%		2,000,000	2,068,778
Petroleos Mexicanos(b)
09/12/2024	7.190%	MXN	600,000	27,760
Petroleos Mexicanos
11/12/2026	7.470%	MXN	4,700,000	200,658
03/13/2027	6.500%		3,900,000	4,116,500
02/12/2028	5.350%		5,300,000	5,225,307
01/23/2029	6.500%		400,000	410,963
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/23/2030	6.840%	7,500,000	7,721,037
01/28/2031	5.950%	8,700,000	8,429,208
01/23/2045	6.375%	6,807,000	5,777,768
09/21/2047	6.750%	2,893,000	2,524,849
01/23/2050	7.690%	2,029,000	1,919,354
Total			55,628,877
Netherlands 0.4%
Syngenta Finance NV(b)
04/24/2023	4.441%	1,750,000	1,830,122
Nigeria 0.5%
Nigeria Government International Bond(b)
09/28/2033	7.375%	2,283,000	2,300,899
Oman 0.4%
Oman Government International Bond(b)
01/25/2031	6.250%	1,846,000	1,971,368
Pakistan 0.4%
Pakistan Government International Bond(b)
09/30/2025	8.250%	529,000	574,256
12/05/2027	6.875%	1,400,000	1,409,891
Total			1,984,147
Panama 0.7%
Panama Government International Bond
03/16/2025	3.750%	950,000	1,021,039
09/29/2032	2.252%	2,800,000	2,635,724
Total			3,656,763
Paraguay 1.8%
Paraguay Government International Bond(b)
04/15/2026	5.000%	4,140,000	4,598,138
08/11/2044	6.100%	2,700,000	3,289,539
03/30/2050	5.400%	675,000	774,051
Total			8,661,728
Philippines 0.7%
Philippine Government International Bond
07/06/2046	3.200%	3,540,000	3,483,779
Qatar 5.5%
Ooredoo International Finance Ltd.(b)
04/08/2031	2.625%	1,367,000	1,394,494
Qatar Government International Bond(b)
04/23/2028	4.500%	200,000	233,286
03/14/2029	4.000%	7,350,000	8,364,752
04/16/2030	3.750%	4,600,000	5,189,651
04/23/2048	5.103%	2,000,000	2,658,295
03/14/2049	4.817%	3,490,000	4,496,888
04/16/2050	4.400%	600,000	731,889

Columbia Variable Portfolio – Emerging Markets Bond Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, September 30, 2021 (Unaudited)
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Qatar Petroleum(b)
07/12/2031	2.250%		3,738,000	3,697,820
Total				26,767,075
Romania 0.5%
Romanian Government International Bond(b)
02/14/2051	4.000%		2,480,000	2,473,038
Russian Federation 4.6%
Gazprom Neft OAO Via GPN Capital SA(b)
09/19/2022	4.375%		416,000	429,057
Gazprom PJSC via Gaz Finance PLC(b)
02/25/2030	3.250%		4,200,000	4,182,693
Russian Federal Bond - OFZ
03/12/2031	5.900%	RUB	530,000,000	6,643,484
Russian Foreign Bond - Eurobond(b)
05/27/2026	4.750%		3,000,000	3,378,945
03/21/2029	4.375%		2,200,000	2,493,790
03/28/2035	5.100%		3,400,000	4,075,665
06/23/2047	5.250%		1,200,000	1,524,376
Total				22,728,010
Saudi Arabia 4.1%
KSA Sukuk Ltd.(b)
10/29/2029	2.969%		1,750,000	1,850,960
SA Global Sukuk Ltd.(b)
06/17/2031	2.694%		2,100,000	2,122,521
Saudi Government International Bond(b)
04/17/2049	5.000%		500,000	623,390
01/21/2055	3.750%		5,400,000	5,637,311
01/21/2055	3.750%		5,150,000	5,376,325
02/02/2061	3.450%		4,500,000	4,428,545
Total				20,039,052
South Africa 2.2%
Eskom Holdings SOC Ltd.(b)
02/11/2025	7.125%		3,100,000	3,228,971
08/10/2028	8.450%		2,500,000	2,763,165
Republic of South Africa Government International Bond
09/30/2029	4.850%		1,760,000	1,809,748
09/30/2049	5.750%		3,200,000	3,045,475
Total				10,847,359
Turkey 3.6%
Turkey Government International Bond
03/22/2024	5.750%		1,200,000	1,226,147
04/14/2026	4.250%		3,300,000	3,112,875
02/17/2028	5.125%		9,540,000	9,055,049
04/26/2029	7.625%		3,800,000	4,050,337
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
05/11/2047	5.750%		500,000	413,471
Total				17,857,879
Ukraine 2.3%
Ukraine Government International Bond(b)
09/01/2023	7.750%		700,000	748,247
09/01/2026	7.750%		8,600,000	9,322,125
05/21/2029	6.876%		1,400,000	1,417,700
Total				11,488,072
United Arab Emirates 3.0%
Abu Dhabi Government International Bond(b)
09/30/2029	2.500%		1,600,000	1,672,318
09/30/2049	3.125%		3,000,000	3,020,372
04/16/2050	3.875%		490,000	561,154
DP World Crescent Ltd.(b)
09/26/2028	4.848%		1,250,000	1,426,429
DP World PLC(b)
07/02/2037	6.850%		5,900,000	7,900,345
Total				14,580,618
Venezuela 0.2%
Petroleos de Venezuela SA(b),(f)
05/16/2024	0.000%		12,559,928	725,757
Venezuela Government International Bond(b),(f)
10/13/2024	0.000%		4,300,000	453,481
Total				1,179,238
Virgin Islands 1.0%
Sinopec Group Overseas Development 2017 Ltd.(b)
09/13/2027	3.250%		2,800,000	3,025,520
Sinopec Group Overseas Development 2018 Ltd.(b)
09/12/2028	4.250%		1,500,000	1,702,728
Total				4,728,248
Total Foreign Government Obligations (Cost $399,855,750)				395,438,202

Treasury Bills(a) 1.0%
Issuer	Yield		Principal Amount ($)	Value ($)
Egypt 1.0%
Egypt Treasury Bills
11/23/2021	12.330%	EGP	76,600,000	4,785,466
Total Treasury Bills (Cost $4,798,773)				4,785,466

4	Columbia Variable Portfolio – Emerging Markets Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, September 30, 2021 (Unaudited)
Money Market Funds 7.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(g),(h)	38,993,984	38,990,085
Total Money Market Funds (Cost $38,990,085)		38,990,085
Total Investments in Securities (Cost $488,645,290)		485,210,449
Other Assets & Liabilities, Net		5,458,225
Net Assets		$490,668,674
At September 30, 2021, securities and/or cash totaling $251,300 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
89,000,000 MXN	4,344,015 USD	Goldman Sachs International	10/20/2021	42,793	—
8,539,655 EUR	10,036,110 USD	UBS	10/20/2021	141,149	—
Total				183,942	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Ultra Bond 10-Year Note	(114)	12/2021	USD	(16,558,500)	244,629	—
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2021, the total value of these securities amounted to $305,417,872, which represents 62.25% of total net assets.
(c)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2021.
(d)	Principal and interest may not be guaranteed by a governmental entity.
(e)	Represents a security purchased on a when-issued basis.
(f)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2021, the total value of these securities amounted to $1,179,238, which represents 0.24% of total net assets.
(g)	The rate shown is the seven-day current annualized yield at September 30, 2021.
(h)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	22,353,312	173,137,743	(156,500,970)	—	38,990,085	—	14,221	38,993,984
Columbia Variable Portfolio – Emerging Markets Bond Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, September 30, 2021 (Unaudited)
Currency Legend
EGP	Egyptian Pound
EUR	Euro
MXN	Mexican Peso
RUB	Russian Ruble
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Columbia Variable Portfolio – Emerging Markets Bond Fund | Quarterly Report 2021

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